Credit Card Receivables - Age Analysis of Past-Due (Details) - Credit card receivables - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Credit Card Receivables
Unpaid principal balance	$ 17,931	$ 19,083
Total Past Due
Credit Card Receivables
Unpaid principal balance	1,738	1,701
30-59
Credit Card Receivables
Unpaid principal balance	530	477
60-89
Credit Card Receivables
Unpaid principal balance	340	334
>90
Credit Card Receivables
Unpaid principal balance	868	890
Current
Credit Card Receivables
Unpaid principal balance	16,193	17,382
Unites States
Credit Card Receivables
Unpaid principal balance	8,084	7,470
Unites States | Total Past Due
Credit Card Receivables
Unpaid principal balance	999	924
Unites States | 30-59
Credit Card Receivables
Unpaid principal balance	255	196
Unites States | 60-89
Credit Card Receivables
Unpaid principal balance	188	177
Unites States | >90
Credit Card Receivables
Unpaid principal balance	556	551
Unites States | Current
Credit Card Receivables
Unpaid principal balance	7,085	6,546
Canada
Credit Card Receivables
Unpaid principal balance	9,847	11,613
Canada | Total Past Due
Credit Card Receivables
Unpaid principal balance	739	777
Canada | 30-59
Credit Card Receivables
Unpaid principal balance	275	281
Canada | 60-89
Credit Card Receivables
Unpaid principal balance	152	157
Canada | >90
Credit Card Receivables
Unpaid principal balance	312	339
Canada | Current
Credit Card Receivables
Unpaid principal balance	$ 9,108	$ 10,836